Marketable Securities and Derivatives (Tables)	12 Months Ended
Jun. 30, 2020
Financial instruments [Abstract]
Marketable Securities
As at June 30, 2020, the Company held the following marketable securities:

Financial asset hierarchy level	Level 1	Level 1	Level 1	Level 1	Level 1	Level 1	Level 3
Marketable securities designated at FVTOCI	Micron	Radient	TGOD	ACI	Choom	EnWave	Other immaterial investments	Total
		Note 5(b)	Note 5(e)	Note 5(i)	Note 5(f)	Note 5(j)
	$	$	$	$	$	$	$	$
Balance, June 30, 2018	2,426	44,043	—	—	12,719	—	—	59,188
(Disposals) additions	—	—	(46,663)	228	—	10,000	1,091	(35,344)
Transfer from investment in associates	—	—	275,342	5,360	—	—	—	280,702
Unrealized (loss) gain on changes in fair value	(1,278)	(13,177)	(135,547)	76,873	(8,331)	2,619	4	(78,837)
Spin-out	—	—	—	(82,461)	—	—	—	(82,461)
Balance, June 30, 2019	1,148	30,866	93,132	—	4,388	12,619	1,095	143,248
Disposals	(191)	—	(86,465)	—	—	(4,138)	—	(90,794)
Transfer to investment in associates	—	—	—	—	(1,775)	—	—	(1,775)
Unrealized loss on changes in fair value	(957)	(24,845)	(6,667)	—	(2,613)	(8,481)	(50)	(43,613)
Balance, June 30, 2020	—	6,021	—	—	—	—	1,045	7,066

Unrealized (loss) gain on marketable securities
Year ended June 30, 2019
OCI unrealized (loss) gain	(1,278)	(13,177)	(135,547)	76,873	(8,331)	2,619	4	(78,837)

Year ended June 30, 2020
OCI unrealized loss	(957)	(24,845)	(6,667)	—	(2,613)	(8,481)	(50)	(43,613)

Derivative Instruments
As of June 30, 2020, the Company held the following derivative investments:

Financial asset hierarchy level	Level 3	Level 3	Level 3	Level 2	Level 2	Level 2	Level 2	Level 2	Level 3	Level 2	Level 2
Derivatives and convertible debentures at FVTPL	Micron	Radient	Alcanna	CTT	Capcium	TGOD	ACI	Choom	Investee-B	High Tide	Namaste	Total
		Note 5(b)	Note 5(c)		Note 5(d)	Note 5(e)	Note 5(i)	Note 5(f)	Note 5(g)	Note 5(h)
	$	$	$	$	$	$	$	$	$	$	$	$
Balance, June 30, 2018	1,028	1,412	2,400	20,140	—	99,471	—	—	—	—	491	124,942
Additions	—	—	—	—	4,883	—	541	20,000	13,403	11,000	—	49,827
Transfer on loss of control of subsidiary	—	—	—	—	—	—	679	—	—	—	—	679
Unrealized (loss) gain on changes in fair value	(944)	(1,347)	(1,975)	(16,694)	2,635	(75,309)	78,097	(631)	(420)	(759)	(378)	(17,725)
Transfer to investment in associates (Note 7)	—	—	—	(3,413)	—	—	—	—	—	—	—	(3,413)
Spin-out	—	—	—	—	—	—	(69,234)	—	—	—	—	(69,234)
Foreign exchange	—	—	—	—	—	—	—	—	1,333	—	—	1,333
Balance, June 30, 2019	84	65	425	33	7,518	24,162	10,083	19,369	14,316	10,241	113	86,409
(Disposals) additions	—	—	(49)	—	—	—	—	—	—	2,000	—	1,951
Unrealized (loss) gain on changes in fair value	(84)	(65)	(376)	(33)	(7,518)	(23,030)	(6,905)	1,130	1,465	419	(102)	(35,099)
Foreign exchange	—	—	—	—	—	—	—	—	321	—	—	321
Balance, June 30, 2020	—	—	—	—	—	1,132	3,178	20,499	16,102	12,660	11	53,582
Current portion	—	—	—	—	—	(1,132)	—	—	—	(10,659)	—	(11,791)
Long-term portion	—	—	—	—	—	—	3,178	20,499	16,102	2,001	11	41,791

Unrealized (loss) gain on derivatives (Note 20)
Year ended June 30, 2019
Foreign exchange gain	—	—	—	—	—	—	—	—	1,333	—	—	1,333
Inception gains amortized	607	919	—	—	—	—	—	—	—	—	—	1,526
Unrealized (loss) gain on changes in fair value	(944)	(1,347)	(1,975)	(16,694)	2,635	(75,309)	78,097	(631)	(420)	(759)	(378)	(17,725)
	(337)	(428)	(1,975)	(16,694)	2,635	(75,309)	78,097	(631)	913	(759)	(378)	(14,866)

Year ended June 30, 2020
Foreign exchange gain	—	—	—	—	—	—	—	—	321	—	—	321
Inception gains amortized	306	403	—	—	—	—	—	—	—	—	—	709
Unrealized (loss) gain on changes in fair value	(84)	(65)	(376)	(33)	(7,518)	(23,030)	(6,905)	1,130	1,465	419	(102)	(35,099)
	222	338	(376)	(33)	(7,518)	(23,030)	(6,905)	1,130	1,786	419	(102)	(34,069)